Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Note 6 - Inventories
Note 6 – Inventories

As of December 31
2024	2023
$ millions	$ millions

Finished products	1,071	1,117
Raw materials	321	329
Work in progress	164	174
Spare parts	147	157
Total inventories	1,703	1,777
Of which:
Non-current inventories - mainly raw materials (presented as non-current assets)	77	74
Current inventories	1,626	1,703